Cover	Apr. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2026
Entity Registrant Name	SOLARIS ENERGY INFRASTRUCTURE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38090
Entity Tax Identification Number	81-5223109
Entity Address, Address Line One	9651 Katy Freeway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	501-3070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	SEI
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001697500
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas, Inc.
Document Information [Line Items]
Security Exchange Name	CHX